SEGMENTED INFORMATION	12 Months Ended
Nov. 30, 2020
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]

16. SEGMENTED INFORMATION

The Company operates in one business segment, focusing on developing technologies as described in
Note 1. With the acquisition of PRT USA, the Company's principal business activity through its subsidiary was changed to focus on developing technologies related to remotely detecting assault firearms and suicide bombs concealed on the person or a carry bag. The Company now focuses on detection methods with and without the need for a checkpoint of the suspect who is being screened. The Company's planned technologies encompass the very latest radar, imaging and Unmanned Aerial System (UAS) technologies for quickly detecting, locating and identifying the presence of threats and for search and rescue missions for law enforcement.

The Company's revenues were generated in the US and were mostly composed of sales of engineering design services and radar components to well-known US government agencies and prime contractors. All the long-lived assets are located in the U.S. as of November 30, 2020 and 2019.